Significant Accounting Policies (Details)		3 Months Ended		12 Months Ended
	Feb. 02, 2026 USD ($)	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Significant Accounting Policies [Line Items]
FDIC insurance amount (in Dollars) | $		$ 250,000		$ 250,000
Cash balances in excess of FDICI insured limit (in Dollars) | $		0		$ 0	$ 0
Estimated useful lives				5 years
Income tax expenses (in Dollars) | $
Potentially dilutive securities		296,562		346,250	0
Number of operating segments		3		3
Recognized deemed dividends (in Dollars) | $	$ 36,347	$ 36,347
Stock Options [Member]
Significant Accounting Policies [Line Items]
Potentially dilutive securities		131,174		135,791	61,579
Warrant [Member]
Significant Accounting Policies [Line Items]
Potentially dilutive securities		672,824		804,351	1,014,932
Employee Incentive Plan [Member]
Significant Accounting Policies [Line Items]
Potentially dilutive securities					30,632
Convertible Notes Payable [Member]
Significant Accounting Policies [Line Items]
Potentially dilutive securities		1,345,032		1,260,936	625,389
Common Stock [Member]
Significant Accounting Policies [Line Items]
Potentially dilutive securities		95,031		22,052
Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives		5 years		5 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives		7 years		7 years
Series B Preferred Stock [Member]
Significant Accounting Policies [Line Items]
Potentially dilutive securities		137,500		137,500	137,500